PORTUS HOLDINGS INC. - Consolidated Balance Sheets (USD $)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Current Assets:
Cash			$ 35,299
Acquisition Deposit	65,000		40,000
TOTAL ASSETS	65,000		75,299
Current Liabilities:
Accounts Payable	21,800		12,435		85
Accrued expenses	2,589
Bank overdraft	1,447
Notes payable to parent	75,000
Total Current Liabilities	100,836		12,435		85
STOCKHOLDERS' EQUITY
Preferred stock	0	[1]	0	[1]	0	[1]
Common stock	11,304	[2]	11,297	[3]	11,250	[3]
Additional paid-in capital	562,485		459,953		(7,500)
Deficit accumulated during the development stage	(609,625)		(408,386)		(3,835)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(35,836)		62,864		(85)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 65,000		$ 75,299

[1]	$0.0001 par value, authorized: 75,000,000 shares, Issued and oustanding: None
[2]	$0.0001 par value, authorized: 425,000,000 shares, Issued and outstanding: 113,043,526 and 112,967,500 shares issued and oustanding respectively.
[3]	$0.0001 par value, authorized: 425,000,000 shares, Issued and outstanding: 112,967,500 and 112,500,000 shares issued and oustanding respectively.